Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions
23.	Related party transactions

(a)	Related parties

As of December 31, 2022, the name and relationship with material related parties are as follows:

Related Party	Relationship with the Company
Maya	Equity method investee of the Company
Beijing Huaxianglianxin Technology Company	Equity method investee of the Company
iQsim S.A.	Equity method investee of the Company

(b)	During the years ended December 31, 2020, 2021 and 2022, other than disclosed elsewhere, the Company had the following material related party transactions:

	Years ended December 31,
(In thousands)	2020	2021	2022
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:
Maya	8,010	9,370	6,202
Beijing Huaxianglianxin Technology Company	—	984	334
Purchase of data connectivity service:
Maya	47	26	4
Beijing Huaxianglianxin Technology Company	—	87	6

(c)	The Company had the following related parties balances as December 31, 2021 and December 31, 2022:

(In thousands)	December 31, 2021	December 31, 2022
Deposits received from related parties:
Maya	1,417	1,238
Contract liability:
Maya	18	222
Amounts payable to related parties:
Maya	—	1
Beijing Huaxianglianxin Technology Company	18	20
Amounts receivable from related parties:
Maya	1,108	684
Beijing Huaxianglianxin Technology Company	45	14